Property and equipment	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Property and equipment
Property and equipment

	Land	Building	Furniture, fixtures and equipment	Computer equipment	Post-production equipment	Computer software	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
For the year ended June 30, 2018

Opening net book value	4,276	1,938	2,111	2,325	8,288	896	11,162	30,996
Additions	—	73	349	852	6,055	331	616	8,276
Disposals, net	—	—	—	—	—	—	(104)	(104)
Amortization	—	(78)	(738)	(1,147)	(4,907)	(429)	(1,529)	(8,828)
Foreign exchange differences	—	—	1	84	—	9	2	96
	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

At June 30, 2018

Cost	4,276	2,143	6,630	13,388	20,021	5,227	14,884	66,569
Accumulated amortization	—	(210)	(4,916)	(11,566)	(10,585)	(4,485)	(4,755)	(36,517)
Foreign exchange	—	—	9	292	—	65	18	384
Net book value	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436

For the year ended June 30, 2019

Opening net book value	4,276	1,933	1,723	2,114	9,436	807	10,147	30,436
Additions	—	—	52	877	2,190	1,050	2	4,171
Acquisitions (note 5)	—	—	—	26	—	—	—	26
Disposals, net	(4,276)	(1,874)	(148)	(699)	—	—	(9)	(7,006)
Amortization	—	(59)	(381)	(965)	(4,527)	(933)	(1,466)	(8,331)
Foreign exchange	—	—	—	56	—	—	—	56
	—	—	1,246	1,409	7,099	924	8,674	19,352

At June 30, 2019

Cost	—	—	6,534	13,592	22,211	6,277	14,877	63,491
Accumulated amortization	—	—	(5,297)	(12,531)	(15,112)	(5,418)	(6,221)	(44,579)
Foreign exchange	—	—	9	348	—	65	18	440
Net book value	—	—	1,246	1,409	7,099	924	8,674	19,352

As at June 30, 2019, included in the property and equipment net book value were leased post-production equipment and computer software in the amount of $6,172 and $655, respectively (2018 - $8,017 and $740, respectively).

On May 13, 2019, the Company sold its building in Toronto, Ontario for gross proceeds of $12,000 and recorded a gain on the transaction of $5,084 included in Development, integration and other in the consolidated statement of income (loss). Net book value of assets comprised of land for $4,276 and building for $1,874 (net of accumulated amortization of $444).